Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2019
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Prepaid Expenses and Other Current Assets

5.    Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets is comprised of the following items:

	June 30, 2019	December 31, 2018
Deposits	$26,885	$1,511
Prepaid expenses	8,201	1,496
Other current assets	1,547	—

Total	$36,633	$3,007

Deposits include prepayments on future purchases of inventory to secure supply.